Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Financial Instruments Owned and Pledged as Collateral [Line Items]
Minimum lease payments, loans and investment in operating leases	¥ 93,669	¥ 97,148
Investment in securities	84,610	50,679
Other operating assets	8,949	8,537
Other assets	3,398	14,399
Total	¥ 190,626	¥ 170,763